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Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,934,734
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,934,734
Municipal Bonds 96.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,875,468
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,854,588
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,568,062
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,805,110
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.93%, 3/01/29 ........................................... 22,700,000 19,372,761
41,600,521
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,935,000 2,017,183
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 15,875,000 8,024,819
10,042,002
Illinois 0.6%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,723,266
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,919,553
15,642,819
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2020
AA , Pre-Refunded , 5% , 6/15/50 ....................................... 1,025,000 1,133,110
New York 88.4%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,739,368
Albany Medical Center Hospital Obligated Group , Revenue , 2025 A , Refunding ,
5.25% , 5/01/50 .................................................. 4,000,000 4,236,340
Albany Medical Center Hospital Obligated Group , Revenue , 2025 A , Refunding ,
5.5% , 5/01/55 ................................................... 1,775,000 1,894,811
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,810,300
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,121,245
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,134,944
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,710,637
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 2,987,819
Battery Park City Authority ,
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 21,197,122
Revenue, Senior Lien , 2025 , Refunding , 5.25% , 11/01/55 .................... 6,000,000 6,413,245
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,396,106

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp., (continued)
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 $ 8,000,000 $ 6,810,787
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,585,132
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,450,149
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 1,014,375
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 3% , 4/01/45 .............................................. 7,045,000 5,533,357
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 1,000,024
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 965,817
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,884,646
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/51 .............................. 1,000,000 1,056,674
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 1,000,000 1,050,984
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 383,087
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 656,525
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 756,745
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 636,157
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 1,200,000 1,209,310
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 691,078
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 537,490
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,046,719
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,009,034
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,509,653
South Bronx Classical Charter School V , Revenue , 2026 A , 5.5% , 6/15/65 ....... 2,000,000 2,014,842
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,674,740
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,925,000 5,073,692
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,030,530
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,063,072
City of New York ,
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 6,830,000 6,983,689
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,700,549
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,592,470
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,147,150
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,720,554
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,622,580
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,694,853
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,847,626
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,707,364
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 10,938,733
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,745,305
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,615,056
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 1,150,000 1,206,453
GO , 2026 D , 5.25% , 10/01/55 ........................................ 8,000,000 8,452,506
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 617,053
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 931,401

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... $ 175,000 $ 188,075
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 198,257
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 533,181
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 202,468
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 201,347
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 250,577
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 248,752
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 98,951
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 97,628
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,560,383
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,759,857
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,860,908
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,053,672
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,457,032
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,565,155
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,333,497
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,312,358
Genesee County Funding Corp. (The) ,
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5.5% , 12/01/55 ..... 2,500,000 2,601,242
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 6,250,000 6,327,537
Hempstead Town Local Development Corp. ,
Adelphi University , Revenue , 2026 A , 5% , 10/01/56 ........................ 1,250,000 1,237,458
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,265,684
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,282,881
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 574,214
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,191,450
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,156,896
Revenue , 2017 A , Refunding , AG Insured , 4% , 2/15/47 ..................... 13,680,000 12,565,501
Long Island Power Authority ,
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,177,860
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,386,919
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,620,184
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,665,557
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,283,330
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,647,157
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 7,000,000 7,490,347
Metropolitan Transportation Authority ,
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,049,105
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,029,025
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 6,000,000 6,037,801
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,401,409
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,467,009
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,143,478
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,591,461
Revenue , 2019 C , AG Insured , 4% , 11/15/45 ............................. 8,000,000 7,582,284
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,212,760
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,971,175
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,243,524
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,473,369
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 8,843,810
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,848,729
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,979,440
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 6,000,000 6,422,181

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ $ 1,250,000 $ 1,294,184
Revenue , 2025 B , Refunding , 5% , 11/15/43 .............................. 1,335,000 1,435,133
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.2%, 11/15/32 ............. 20,000,000 16,320,516
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 29,545,000 30,804,388
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 10,830,000 11,251,060
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,165,608
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,138,978
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,606,565
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,893,174
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 17,000,794
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,593,165
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,442,756
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,911,691
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,632,084
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,095,784
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,469,631
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 666,660
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,730,938
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,313,752
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,255,430
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 12,570,000 12,437,261
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 14,050,000 13,901,632
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,374,935
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,287,624
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,125,777
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 1,015,566
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,725,960
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 819,108
New York City Housing Development Corp. ,
Revenue , 2016 C-1-A , 3.45% , 5/01/50 .................................. 750,000 605,865
Revenue , 2016 F-1A , Refunding , 3.3% , 11/01/46 .......................... 485,000 412,830
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 33,136,618
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,806,433
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,096,199
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 7,041,118
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 4,550,000 4,691,330
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 3% , 1/01/46 . 5,000,000 3,952,630
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 4% , 3/01/45 .... 6,000,000 5,763,995
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/49 .... 10,000,000 7,470,139
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 10,000,000 9,468,573
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,548,905
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,093,461
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,258,115
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,434,606
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,256,529

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ $ 2,500,000 $ 2,345,058
Water & Sewer System , Revenue , 2025 AA-1 , 5% , 6/15/51 .................. 7,155,000 7,420,975
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,053,567
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 26,378,913
Water & Sewer System , Revenue , 2026 AA-1 , 5% , 6/15/55 .................. 11,500,000 11,896,412
Water & Sewer System , Revenue, Sub. Lien , 2018 BB-1 , 5% , 6/15/46 .......... 15,500,000 15,664,495
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,896,165
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/41 ...................... 6,775,000 7,298,287
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,684,895
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,006,200
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,146,330
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,153,433
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,227,565
Future Tax Secured , Revenue , 2026 F-1 , 5% , 2/01/50 ...................... 5,000,000 5,204,631
e
Future Tax Secured , Revenue , 2026 I , 5.5% , 11/01/54 ...................... 2,750,000 2,969,561
Future Tax Secured , Revenue, Sub. Lien , 2017 E-1 , 5% , 2/01/33 .............. 6,500,000 6,591,844
Future Tax Secured , Revenue, Sub. Lien , 2017 F-1 , 5% , 5/01/42 .............. 17,500,000 17,713,738
Future Tax Secured , Revenue, Sub. Lien , 2019 A-1 , 5% , 8/01/40 .............. 9,340,000 9,644,891
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,205,000 7,117,982
Future Tax Secured , Revenue, Sub. Lien , 2023 D-1 , 5% , 11/01/46 ............. 10,000,000 10,418,864
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5.25% , 5/01/48 ............. 5,000,000 5,294,926
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/50 ............... 2,375,000 2,461,883
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5.25% , 5/01/55 ............. 7,500,000 7,886,291
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,336,692
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 17,000,000 17,572,376
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,453,639
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,458,921
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 2,975,000 3,299,332
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,012,029
d
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 11,240,000 11,631,996
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,128,593
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 104,119,511
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 31,580,993
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,171,358
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,923,223
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,326,288
SFP Transmission Project , Revenue , 2023 A , AG Insured , 5% , 11/15/53 ......... 3,000,000 3,114,857
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,975,836
Revenue , 2009 A , AG Insured , 5.625% , 10/01/29 .......................... 245,000 245,585
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 45,000 45,077
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 60,000 60,097
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,800,604
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 3,061,010
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,521,889
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,933,674
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,134,623
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,118,591
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 2,014,181

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 $ 5,835,000 $ 4,829,823
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 13,362,411
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,318,474
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,109,579
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,290,000 14,097,920
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,033,447
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 904,157
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 497,064
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,957,226
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,072,495
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,028,635
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,914,036
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 934,448
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,346,867
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 348,805
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 324,335
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 282,863
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,671,153
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 540,901
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,177,251
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,895,471
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,876,651
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,145,950
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,040,225
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 1,420,000 1,448,085
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 11,000,000 11,076,050
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,595,669
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 3,890,000 3,987,437
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,162,529
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,079,519
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 25,000,000 25,496,778
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,289,245
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,723,430
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,707,668
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,353,488
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,038,762
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 18,167,741
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 21,897,147
Orchard Park CCRC, Inc. Obligated Group , Revenue , 2025 A , 5.125% , 11/15/55 .. 1,600,000 1,606,871
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 590,000 620,571
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 1,775,000 1,852,304
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,032,006
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,074,284
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,069,999
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5.5% , 7/01/50 ................................................... 1,000,000 1,080,328
St. John's University , Revenue , 2021 A , Pre-Refunded , 4% , 7/01/48 ............ 6,250,000 5,532,051
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 187,412
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 596,448

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ $ 15,000 $ 15,248
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,286
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 30,857
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 12,050,000 12,215,741
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 30,857
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 10,000,000 9,562,805
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,251
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,052,156
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,826,136
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/52 10,000,000 10,362,835
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,250,000 5,427,815
State of New York Personal Income Tax , Revenue , 2026 A , Refunding , 5.25% ,
3/15/56 ........................................................ 7,500,000 7,938,056
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 23,662,068
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,387,847
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/55 ................. 5,000,000 5,157,892
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,232,288
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 ......... 7,500,000 7,741,229
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 800,033
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,104,897
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,427,759
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,269,796
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,556,080
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,180,078
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,872,699
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,660,400
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2017 E , 5% , 6/15/47 .......... 6,090,000 6,160,286
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/43 .......... 8,000,000 8,233,547
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/48 .......... 18,610,000 19,032,384
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,270,857
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 2,008,918
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,968,478
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,248,748
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 18,372,200
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 13,533,504
Revenue , 2026 A , Refunding , 5% , 1/01/51 ............................... 1,000,000 1,038,200
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,486,653
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,060,671
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,322,744
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 25,960,485
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,632,119
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,643,081
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,577,776
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,300,837
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,379,962

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... $ 9,150,000 $ 9,722,161
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 2,086,963
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,526,157
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 17,603,669
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 473,789
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 419,700
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 418,187
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 364,730
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 291,866
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 385,690
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,438,708
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 850,608
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,292,266
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,146,860
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,125,717
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,473,582
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,988,355
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,274,416
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 10,000,000 10,360,340
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,822,794
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 9,250,000 9,398,316
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AG Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 5,970,429
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,777,063
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 10,000,000 10,057,434
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,233,021
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 12,698,667
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,750,000 5,825,466
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 3,250,000 3,478,634
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AG Insured , 4% , 12/01/51 ........................ 4,000,000 3,538,086
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,026,471
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,330,267
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 195,263
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 229,158
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 461,815
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 799,472
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 769,424
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 317,001
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 348,201
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 460,185
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 489,148
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,331,936
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,217,061
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,197,207
Port Authority of New York & New Jersey ,
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,098,831
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,114,988
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 16,730,000 17,169,007
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,628,750
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 5,004,169
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,223,173

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 221 , 4% , 7/15/50 .......................................... $ 15,250,000 $ 13,714,051
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,209,493
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,348,430
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,610,221
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,419,093
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,155,494
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 5,000,000 5,391,353
Revenue , 251st , Refunding , 5% , 8/15/51 ................................ 1,500,000 1,585,058
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 1,390,000 1,445,705
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
8/01/44 ........................................................ 1,855,000 1,915,472
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.375% ,
8/01/48 ........................................................ 2,100,000 2,138,736
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,020,095
Schenectady County Capital Resource Corp. , Trustees of Union College , Revenue ,
2022 , Refunding , 5.25% , 7/01/52 ...................................... 700,000 721,100
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 476,743
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 402,615
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 474,077
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 512,977
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,855,101
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,516,145
Suffolk County Economic Development Corp. , Peconic Landing at Southold, Inc. ,
Revenue , 2019 B , Refunding , 5% , 12/01/34 .............................. 1,000,000 1,033,691
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,826,430
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 3,950,000 3,537,325
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 736,635
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 747,374
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,334,748
Triborough Bridge & Tunnel Authority ,
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 7,370,000 7,439,186
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,187,124
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,611,240
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,237,819
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,182,082
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,708,206
Revenue , 2026 A-1 , 5.25% , 11/15/54 ................................... 1,000,000 1,060,486
c
Revenue, Sub. Lien , 2013 A , Refunding , 3.24%, 11/15/31 .................... 5,000,000 4,201,828
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,450,246
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.67%, 11/15/36 ............................... 6,250,000 4,288,398
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.99%, 11/15/39 ............................... 1,115,000 658,690
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,580,916
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 19,908,616
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2026 A-1 , Refunding , 5% , 11/15/56 ................................... 8,000,000 8,256,586

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. $ 8,500,000 $ 8,997,244
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,591,487
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 6,832,416
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,405,326
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 181,860
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 281,924
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,363,389
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 3,970,454
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,211,536
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,465,894
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,896,634
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,245,030
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,701,766
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,850,652
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,515,726
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,448,172
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,475,000 2,654,295
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,076,035
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,215,595
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,047,353
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,066,544
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,670,423
2,314,971,263
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 5,900,000 5,312,406
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,152,201
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,672,336
11,824,537
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,826,827
Wisconsin 2.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 9,025,000 9,400,768
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,433,355
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 72,055,000 36,543,486
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 10,875,000 7,286,035
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,508,619
60,172,263

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.4%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. $ 480,000 $ 492,465
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 733,298
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 827,531
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 572,400
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 737,222
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 559,510
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,310,637
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 718,338
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,476,283
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 771,722
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 544,088
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 488,654
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 489,937
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 617,750
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 553,155
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 263,484
11,156,474
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,061,493
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 21,495,639
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,095,000 18,869,566
c
Sales Tax , Revenue , A-1 , 5.38%, 7/01/51 ................................ 20,000,000 5,371,526
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 7,150,000 6,887,978
53,686,202
Total U.S. Territories .................................................................... 64,842,676
Total Municipal Bonds (Cost $ 2,585,225,321 ) ...................................
2,536,243,892
Total Long Term Investments (Cost $ 2,591,925,321 ) .............................
2,543,178,626
a
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
New York 2.1%
f
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.75% , 3/01/44 .......... 22,600,000 22,600,000
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 6/01/44 400,000 400,000
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 2.8% , 11/01/31 ............ 500,000 500,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.7% , 1/01/34 5,800,000 5,800,000
f
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 2.85% , 6/15/50 ...................................... 11,680,000 11,680,000
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 2.95% , 6/15/49 ................................. 2,300,000 2,300,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 2.95% , 6/15/49 ...................................... 3,300,000 3,300,000

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
f
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.83% , 2/01/44 ......... $ 7,775,000 $ 7,775,000
54,355,000
Total Municipal Bonds (Cost $ 54,355,000 ) ......................................
54,355,000
Total Short Term Investments (Cost $ 54,355,000 ) ................................
54,355,000
a
Total Investments (Cost $ 2,646,280,321 ) 99.2% ..................................
$2,597,533,626
Other Assets, less Liabilities 0.8% .............................................
22,670,160
Net Assets 100.0% ...........................................................
$2,620,203,786
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $77,065,436, representing 2.9% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 6,934,734 $ 6,934,734
Municipal Bonds ......................... — 2,536,243,892 — 2,536,243,892
Short Term Investments ................... — 54,355,000 — 54,355,000
Total Investments in Securities ........... $— $2,590,598,892 $6,934,734 $2,597,533,626
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.